Financial Risks - Disclosure of Sensitivity Analysis of Shareholders' Equity to Equity Markets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity prices, 10% higher [member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Estimated approximate effects on net result	€ 168	€ 151
Estimated approximate effects on shareholders' equity	202	341
Equity prices, 10% lower [member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Estimated approximate effects on net result	(237)	(212)
Estimated approximate effects on shareholders' equity	(288)	(221)
Equity prices, 25% higher [member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Estimated approximate effects on net result	358	322
Estimated approximate effects on shareholders' equity	456	660
Equity prices, 25% lower [member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Estimated approximate effects on net result	(551)	(529)
Estimated approximate effects on shareholders' equity	€ (666)	€ (685)